Commitments - Summary of Other Commitments (Details) $ in Millions	Dec. 31, 2023 CAD ($)
Operating Credit Facilities [Member]
Other Commitments [Line Items]
Other commitment, Year 1	$ 0
Other commitment, Year 2	0
Other commitment, Year 3	0
Other commitment, Year 4	0
Other commitment, Year 5	2,550
Other commitment, Thereafter	0
Letters Of Credit [Member]
Other Commitments [Line Items]
Other commitment, Year 1	182
Other commitment, Year 2	0
Other commitment, Year 3	0
Other commitment, Year 4	0
Other commitment, Year 5	0
Other commitment, Thereafter	0
Guarantees [Member]
Other Commitments [Line Items]
Other commitment, Year 1	512
Other commitment, Year 2	0
Other commitment, Year 3	0
Other commitment, Year 4	0
Other commitment, Year 5	0
Other commitment, Thereafter	0
Guarantees [Member] | Hydro One Inc. [Member]
Other Commitments [Line Items]
Other commitment, Year 1	475
Retirement Compensation Arrangements [Member]
Other Commitments [Line Items]
Other commitment, Year 1	157
Prudential Support From IESO [Member]
Other Commitments [Line Items]
Other commitment, Year 1	18
Various Operating Purposes [Member]
Other Commitments [Line Items]
Other commitment, Year 1	7
Minister of Natural Resources [Member] | Hydro One Inc. [Member]
Other Commitments [Line Items]
Other commitment, Year 1	2
ONroute [Member] | Hydro One Inc. [Member]
Other Commitments [Line Items]
Other commitment, Year 1	30
Aux Energy Inc. [Member] | Hydro One Inc. [Member]
Other Commitments [Line Items]
Other commitment, Year 1	$ 5